Income Taxes - Components of deferred taxes (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Deferred Tax Assets:
Other Deferred (ICDISC)	$ 583	$ 245
Net Operating Losses	30	30
Bad Debt	39	83
Total Deferred Tax Assets	652	358
Deferred Tax Liabilities:
Inventory	(324)	(875)
Accruals Not Currently Deductible	(792)	(98)
Prepaids	(1,004)	(1,224)
Property and Equipment	(1,399)	(1,924)
Goodwill/Intangibles	(2,404)	(2,685)
Total Deferred Tax Liabilities	(5,923)	(6,806)
Net Deferred Tax Liability	$ (5,271)	$ (6,448)